CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Equity (Deficits) Attributable to Canadian Solar Inc.	Common Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-Controlling Interest	Total
Balance at Dec. 31, 2011	$ 465,933,771	$ 502,402,939	$ (53,331,445)	$ (28,693,433)	$ 45,555,710	$ 1,043,921	$ 466,977,692
Balance (in shares) at Dec. 31, 2011		43,155,767
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(195,468,691)			(195,468,691)		313,594	(195,155,097)
Foreign currency translation adjustment	5,239,819				5,239,819	265,248	5,505,067
Acquisition of subsidiaries						4,635,298	4,635,298
Issuance of warrant	9,849,928		9,849,928				9,849,928
Share-based compensation	5,185,242		5,185,242				5,185,242
Exercise of share options	158,766	158,766					158,766
Exercise of share options (in shares)		86,659
Paid-in capital from non-controlling interests						4,426,535	4,426,535
Balance at Dec. 31, 2012	290,898,835	502,561,705	(38,296,275)	(224,162,124)	50,795,529	10,684,596	301,583,431
Balance (in shares) at Dec. 31, 2012		43,242,426
Increase (Decrease) in Stockholders' Equity
Net income (loss)	31,659,276			31,659,276		13,905,660	45,564,936
Foreign currency translation adjustment	3,115,584				3,115,584	(1,237,736)	1,877,848
Profit distribution to a non-controlling interest						(219,464)	(219,464)
Issuance of ordinary shares, net of issuance costs	47,887,377	47,887,377					47,887,377
Issuance of ordinary shares, net of issuance costs (in shares)		3,772,254
Share-based compensation	6,175,006		6,175,006				6,175,006
Exercise of share options	10,792,703	10,792,703					10,792,703
Exercise of share options (in shares)		4,019,663
Disposal of project companies						(12,163,516)	(12,163,516)
Balance at Dec. 31, 2013	390,528,781	561,241,785	(32,121,269)	(192,502,848)	53,911,113	10,969,540	401,498,321
Balance (in shares) at Dec. 31, 2013		51,034,343					51,034,343
Increase (Decrease) in Stockholders' Equity
Net income (loss)	239,501,317			239,501,317		4,384,767	243,886,084
Foreign currency translation adjustment	(33,853,050)				(33,853,050)	1,413,314	(32,439,736)
Profit distribution to a non-controlling interest						(649,551)	(649,551)
Issuance of ordinary shares, net of issuance costs	108,918,860	108,918,860					108,918,860
Issuance of ordinary shares, net of issuance costs (in shares)		3,194,700
Deferred tax on issuance costs of ordinary shares	1,733,271	1,733,271					1,733,271
Share-based compensation	5,087,925		5,087,925				5,087,925
Tax benefit of share-based compensation	1,351,322		1,351,322				1,351,322
Exercise of share options	3,342,573	3,342,573					3,342,573
Exercise of share options (in shares)		932,813
Disposal of project companies						(3,154,960)	(3,154,960)
Balance at Dec. 31, 2014	$ 716,610,999	$ 675,236,489	$ (25,682,022)	$ 46,998,469	$ 20,058,063	$ 12,963,110	$ 729,574,109
Balance (in shares) at Dec. 31, 2014		55,161,856					55,161,856